MICHAEL A. RAMIREZ

Counsel

Law Department

(402) 574-3128 Telephone

(949) 219-3706 Facsimile

Michael.Ramirez@PacificLife.com

May 13, 2022

Ms. Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:                         Post-Effective Amendment No. 26 to the Registration Statement for Pacific Odyssey (on and after October 1, 2013) Individual Flexible Premium Deferred Variable Annuity (File No. 333-185326) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company; Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 26, on Form N-4.  This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as Pacific Odyssey (“Odyssey”), which is funded by the Separate Account.  This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).” This Post-Effective Amendment contains disclosure for two (3) new optional accumulation benefit riders called Buffered Investment Benefit (5-Year, 7-Year, and 10-Year options) (“New Disclosure”) which are substantially similar to the same riders previously reviewed.

The Staff previously reviewed the existing rider disclosure contained in this Post-Effective Amendment in connection with its review of the following filings:

•                 Initial Filing of Pacific Choice 2 (333-261003) filed on November 12, 2021, and Pre-Effective Amendment No. 1 filed on February 25, 2022.

All previously filed amendments referenced above are collectively referred to as “Prior Filings.” By copy of this letter, we are sending an electronic copy of a prospectus marked to show where New Disclosure differs materially from that in the Prior Filings.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (402) 574-3128.

Sincerely,

/s/ Michael A. Ramirez

Michael A. Ramirez